Trade and Other Receivables	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables	Trade and Other Receivables and Accounts Payable

As at Dec. 31	2022	2021
Trade accounts receivable	1,165	499
Collateral provided (Note 15)	304	55
Current portion of finance lease receivables (Note 17)	52	40
Loan receivable (Note 23)	4	55
Income taxes receivable	64	2
Trade and other receivables	1,589	651

As at Dec. 31	2022	2021
Accounts payable and accrued liabilities	1,069	654
Interest payable	17	17
Collateral held (Note 15)	260	18
Accounts payable and accrued liabilities	1,346	689